Commitments and contingent liabilities - Narrative (Details) - Brazil - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Corporate reorganisation tax assessment	€ 2,549	€ 2,040
Potential tax litigation cases that will move to Judicial courts	€ 904